Debt	12 Months Ended
Sep. 30, 2024
Debt [Abstract]
Debt

9. Debt

The Company’s borrowings, including short-term and long-term portions consisted of the following:

			Yen in thousands
			At September 30,
	Interest Rate	Maturity	2024	2023
Term loan with Japan Finance Corporation	0.95 to 1.45%	10-Jun-29	¥29,640	¥13,770
Total long-term debt			29,640	13,770
Current portion of long-term debt, net of debt issuance costs			(6,240)	(2,040)
Long-term debt, excluding current portion, net of debt issuance costs			¥23,400	¥11,730

The term loan agreement does not contain any financial covenants.

Contractual maturities of long-term debt as of September 30, 2024 are as follows (yen in thousands):

2025	¥6,240
2026	6,240
2027	6,240
2028	6,240
2029	4,680
Total	¥29,640